ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	DECEMBER 31,
	2011	2010

Suppliers	$4,789	$5,453
Employee and related costs	6,310	5,449
Government commitment	2,265	1,557
Other	244	115
	$13,608	$12,574